Prospectus Supplement — November 14, 2011
to the Prospectuses listed below, each as supplemented
Fund		Prospectuses Dated
Columbia Limited Duration Credit Fund		Sept. 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Barclays Capital U.S.1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays Capital U.S. 1-5 Year Credit Index. The index change is not expected to result in any changes in the management of the Fund. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby superseded and replaced with the following:

Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares
The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Limited Duration Credit Fund Class A, B, C, I, R4 and W Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Columbia Limited Duration Credit Fund:	Class A — before taxes			2.99%	4.06%	3.27%	Jun 19, 2003
before taxes Class B	Columbia Limited Duration Credit Fund:	Class B — before taxes			0.27%	3.52%	2.90%	Jun 19, 2003
before taxes Class C	Columbia Limited Duration Credit Fund:	Class C — before taxes			4.38%	3.89%	2.90%	Jun 19, 2003
before taxes Class I	Columbia Limited Duration Credit Fund:	Class I — before taxes			6.54%	5.04%	4.28%	Mar 4, 2004
before taxes Class R4	Columbia Limited Duration Credit Fund:	Class R4 — before taxes			6.22%	4.91%	3.88%	Jun 19, 2003
before taxes Class W	Columbia Limited Duration Credit Fund:	Class W — before taxes			6.10%		4.54%	Dec 1, 2006
after taxes on distributions Class A	Columbia Limited Duration Credit Fund:	Class A — after taxes on distributions			1.72%	2.59%	1.96%	Jun 19, 2003
after taxes on distributions and redemption of fund shares Class A	Columbia Limited Duration Credit Fund:	Class A — after taxes on distributions and redemption of fund shares			1.93%	2.59%	2.00%	Jun 19, 2003
Barclays Capital U.S. 1-5 Year Corporate Index		Barclays Capital U.S. 1-5 Year Corporate Index	[1]	(reflects no deduction for fees, expenses or taxes)	5.85%	5.72%
Barclays Capital U.S. 1-5 Year Corporate Index Class A, B, C and R4 Since inception, 2003-06-19							4.36%	Jun 19, 2003
Barclays Capital U.S. 1-5 Year Corporate Index Class I Since inception, 2004-03-04							4.55%	Mar 4, 2004
Barclays Capital U.S. 1-5 Year Corporate Index Class W Since inception, 2006-12-01							5.73%	Dec 1, 2006
Barclays Capital U.S. 1-5 Year Credit Index		Barclays Capital U.S. 1-5 Year Credit Index	[1]	(reflects no deduction for fees, expenses or taxes)	5.44%	5.62%
Barclays Capital U.S. 1-5 Year Credit Index Class A, B, C and R4 Since inception, 2003-06-19							4.27%	Jun 19, 2003
Barclays Capital U.S. 1-5 Year Credit Index Class I Since inception, 2004-03-04							4.48%	Mar 4, 2004
Barclays Capital U.S. 1-5 Year Credit Index Class W Since inception, 2006-12-01							5.64%	Dec 1, 2006
Short-Intermediate Investment Grade Debt Funds Index		Short-Intermediate Investment Grade Debt Funds Index		(reflects no deduction for fees or taxes)	5.86%	4.81%
Short-Intermediate Investment Grade Debt Funds Index Class A, B, C and R4 Since inception, 2003-06-19							3.68%	Jun 19, 2003
Short-Intermediate Investment Grade Debt Funds Index Class I Since inception, 2004-03-04							3.92%	Mar 4, 2004
Short-Intermediate Investment Grade Debt Funds Index Class W Since inception, 2006-12-01							4.77%	Dec 1, 2006
[1]	On December 1, 2011, the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays Capital U.S. 1-5 Year Credit Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Prospectus Supplement — November 14, 2011
to the Prospectuses listed below, each as supplemented
Fund		Prospectuses Dated
Columbia Limited Duration Credit Fund		Sept. 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Barclays Capital U.S.1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays Capital U.S. 1-5 Year Credit Index. The index change is not expected to result in any changes in the management of the Fund. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby superseded and replaced with the following:

Columbia Limited Duration Credit Fund | Class Z Shares
The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Limited Duration Credit Fund Class Z Shares	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since inception	Inception Date
before taxes Class A	Columbia Limited Duration Credit Fund:	Class A — before taxes	[1]		6.17%	4.69%	3.68%	Jun 19, 2003
after taxes on distributions Class A	Columbia Limited Duration Credit Fund:	Class A — after taxes on distributions	[1]		4.86%	3.22%	2.37%	Jun 19, 2003
after taxes on distributions and redemption of fund shares Class A	Columbia Limited Duration Credit Fund:	Class A — after taxes on distributions and redemption of fund shares	[1]		4.00%	3.13%	2.36%	Jun 19, 2003
Barclays Capital U.S. 1-5 Year Corporate Index		Barclays Capital U.S. 1-5 Year Corporate Index	[2]	(reflects no deduction for fees, expenses or taxes)	5.85%	5.72%	4.36%	Jun 19, 2003
Barclays Capital U.S. 1-5 Year Credit Index		Barclays Capital U.S. 1-5 Year Credit Index	[2]	(reflects no deduction for fees, expenses or taxes)	5.44%	5.62%	4.27%	Jun 19, 2003
Short-Intermediate Investment Grade Debt Funds Index		Short-Intermediate Investment Grade Debt Funds Index		(reflects no deduction for fees or taxes)	5.86%	4.81%	3.68%	Jun 19, 2003
[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[2]	On December 1, 2011, the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays Capital U.S. 1-5 Year Credit Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 15, 2011
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Supplement [Text Block]	cfst1352280_SupplementTextBlock

Prospectus Supplement — November 14, 2011
to the Prospectuses listed below, each as supplemented
Fund		Prospectuses Dated
Columbia Limited Duration Credit Fund		Sept. 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Barclays Capital U.S.1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays Capital U.S. 1-5 Year Credit Index. The index change is not expected to result in any changes in the management of the Fund. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby superseded and replaced with the following:

Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 1, 2011, the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays Capital U.S. 1-5 Year Credit Index (the Former Index) as the Fund s primary benchmark.
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	2.99%
5 years	rr_AverageAnnualReturnYear05	4.06%
Since inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | before taxes | Class B
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	0.27%
5 years	rr_AverageAnnualReturnYear05	3.52%
Since inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | before taxes | Class C
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	4.38%
5 years	rr_AverageAnnualReturnYear05	3.89%
Since inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | before taxes | Class I
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.04%
Since inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | before taxes | Class R4
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	6.22%
5 years	rr_AverageAnnualReturnYear05	4.91%
Since inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | before taxes | Class W
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class W — before taxes
1 year	rr_AverageAnnualReturnYear01	6.10%
5 years	rr_AverageAnnualReturnYear05
Since inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.72%
5 years	rr_AverageAnnualReturnYear05	2.59%
Since inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	1.93%
5 years	rr_AverageAnnualReturnYear05	2.59%
Since inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Barclays Capital U.S. 1-5 Year Corporate Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 1-5 Year Corporate Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.85%
5 years	rr_AverageAnnualReturnYear05	5.72%
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Barclays Capital U.S. 1-5 Year Corporate Index | Class W Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Barclays Capital U.S. 1-5 Year Corporate Index | Classes A, B, C, R, R4 and W Since inception, 2003-06-19
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Barclays Capital U.S. 1-5 Year Corporate Index | Class A, B, C, I and R4 Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Barclays Capital U.S. 1-5 Year Credit Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 1-5 Year Credit Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.44%
5 years	rr_AverageAnnualReturnYear05	5.62%
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Barclays Capital U.S. 1-5 Year Credit Index | Class W Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Barclays Capital U.S. 1-5 Year Credit Index | Classes A, B, C, R, R4 and W Since inception, 2003-06-19
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Barclays Capital U.S. 1-5 Year Credit Index | Class A, B, C, I and R4 Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Short-Intermediate Investment Grade Debt Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Short-Intermediate Investment Grade Debt Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	5.86%
5 years	rr_AverageAnnualReturnYear05	4.81%
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Short-Intermediate Investment Grade Debt Funds Index | Class W Since inception, 2006-12-01
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Short-Intermediate Investment Grade Debt Funds Index | Classes A, B, C, R, R4 and W Since inception, 2003-06-19
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4 and W Shares | Short-Intermediate Investment Grade Debt Funds Index | Class A, B, C, I and R4 Since inception, 2004-03-04
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Columbia Limited Duration Credit Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended Dec. 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 1, 2011, the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays Capital U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark.
Columbia Limited Duration Credit Fund | Class Z Shares | before taxes | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[2]
1 year	rr_AverageAnnualReturnYear01	6.17%
5 years	rr_AverageAnnualReturnYear05	4.69%
Since inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | after taxes on distributions | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[2]
1 year	rr_AverageAnnualReturnYear01	4.86%
5 years	rr_AverageAnnualReturnYear05	3.22%
Since inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[2]
1 year	rr_AverageAnnualReturnYear01	4.00%
5 years	rr_AverageAnnualReturnYear05	3.13%
Since inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | Barclays Capital U.S. 1-5 Year Corporate Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 1-5 Year Corporate Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.85%
5 years	rr_AverageAnnualReturnYear05	5.72%
Since inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | Barclays Capital U.S. 1-5 Year Credit Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 1-5 Year Credit Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.44%
5 years	rr_AverageAnnualReturnYear05	5.62%
Since inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | Short-Intermediate Investment Grade Debt Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Short-Intermediate Investment Grade Debt Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	5.86%
5 years	rr_AverageAnnualReturnYear05	4.81%
Since inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003

[1]	On December 1, 2011, the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays Capital U.S. 1-5 Year Credit Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
[2]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.